Other assets	12 Months Ended
Dec. 31, 2021
Other assets
Other assets

9.Other assets

	2021		2020	2019

Inventory of rewards	Ps.	54,247	28,804	13,315
Rewards catalogs		12,067	10,492	—
Recoverable taxes		10,725	44,618	—
Security deposit		4,274	5,774	3,549
Restricted cash		—	42,915	—
Transaction costs of the merger		—	—	9,822
Other receivables		4,949	3,588	7,259

		86,262	136,191	33,945

Current		81,988	130,417	20,574
Non-current		4,274	5,774	13,371

	Ps.	86,262	136,191	33,945